Property and Equipment, Net (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 4,323	$ 1,790	$ 12,241	$ 35,366